INCOME TAX	12 Months Ended
Jun. 30, 2022
INCOME TAX
INCOME TAX

NOTE 21. INCOME TAX

The Company is not subject to any income taxes in the United States or the Cayman Islands and had minimal operations in jurisdictions other than the PRC. BHD and Nanjing Recon are subject to PRC’s income taxes as PRC domestic companies. The Company follows Implementing Rules for the Enterprise Income Tax Law (“Implementing Rules”), which took effect on January 1, 2008 and unified the income tax rate for domestic-invested and foreign-invested enterprises at 25%.

Nanjing Recon was approved as a government-certified high-technology company and is subject to a reduced income tax rate of 15% through November 30, 2019. Nanjing Recon reapplied for a high-technology company certificate, and the new certificate was approved as November 22, 2019 and will expire on November 22, 2022.

As approved by the domestic tax authority in the PRC, BHD was recognized as a government-certified high-technology company on November 25, 2009 and is subject to a reduced income tax rate of 15% through November 25, 2018. BHD reapplied for a high-technology company certificate, and the new certificate was approved as October 31, 2018 and expired on October 31, 2021. BHD reapplied for a high-technology company certificate, and the new certificate was approved as December 17, 2021 and will expire on December 17, 2024.

Income (loss) before provision for income taxes consisted of:

	For the years ended June 30,
	2020	2021	2022	2022
	RMB	RMB	RMB	U.S. Dollars
Outside China areas	¥(10,160,525)	¥4,011,449	¥113,741,972	$16,982,188
China	(9,679,757)	(30,402,528)	(20,066,451)	(2,996,011)
Total	¥(19,840,282)	¥(26,391,079)	¥93,675,521	$13,986,177

Deferred tax assets and (liabilities) net is composed of the following:

	June 30,	June 30,	June 30,
	2021	2022	2022
	RMB	RMB	U.S. Dollars
Deferred tax assets:
Allowance for credit losses	¥2,137,968	¥1,781,573	$265,997
Impairment for inventory	160,791	59,913	8,945
Net operating loss carryforwards	15,741,037	16,511,047	2,465,175
Subtotal	18,039,796	18,352,533	2,740,117
Less: Valuation allowance	(17,427,464)	(17,193,874)	(2,567,124)
Total deferred tax assets	612,332	1,158,659	172,993
Deferred tax liabilities:
Accelerated amortization of intangible assets	(92,032)	(119,271)	(17,808)
Gain on the previously held equity method investment	(146,888)	(146,888)	(21,931)
Recognition of customer relationship arising from business combinations	(997,500)	(892,500)	(133,254)
Total deferred tax liabilities	(1,236,420)	(1,158,659)	(172,993)
Deferred tax liabilities, net	¥(624,088)	¥—	$—

The Company’s subsidiaries, VIEs and VIEs’ subsidiaries incurred a cumulative net operating loss (“NOL”) which may reduce future corporate taxable income. As of June 30, 2021, the cumulative NOL was approximately ¥91.4 million. During the year ended June 30, 2022, NOL amounted to approximately ¥28.1 million ($4.2 million) was expired, and the Company’s subsidiaries, VIEs and VIEs’ subsidiaries incurred an additional NOL carryforwards of approximately ¥31.9 million ($4.8 million) and utilized NOL of approximately ¥0.6 million ($0.1 million), resulting in a cumulative NOL carryforwards of approximately ¥94.6 million ($14.1 million) as of June 30, 2022. The tax benefit in relation to the utilization of the NOL by one of the VIEs was ¥158,062 ($23,599) during the year ended June 30, 2022.

The NOL will expire over the next five years as follows:

Twelve months ending June 30,	RMB	U.S. Dollars
2023	¥13,146,922	$1,962,895
2024	10,484,902	1,565,443
2025	19,617,124	2,928,925
2026	32,533,742	4,857,434
2027	18,769,899	2,802,430
Total	¥94,552,589	$14,117,127

Following is a reconciliation of income tax expense (benefit) at the effective rate to income tax at the calculated statutory rates:

	For the years ended June 30,
	2020	2021	2022	2022
	RMB	RMB	RMB	U.S. Dollars
Income tax (benefits) expenses calculated at PRC statutory rates	¥(4,960,454)	¥(6,597,770)	¥23,418,880	$3,496,544
Nondeductible expenses and others	232,213	338,058	263,655	39,365
Effect of tax rate differential	2,008,824	626,245	(24,061,020)	(3,592,418)
Benefit of revenue exempted from enterprise income tax	(266,548)	(57,250)	(1,799)	(269)
Change in valuation allowances	3,268,287	5,264,804	(233,590)	(34,876)
Tax refund	—	(98,338)	—	—
Income tax expenses (benefit)	¥282,322	¥(524,251)	¥(613,874)	$(91,654)

The Company’s income tax expense (benefit) is comprised of the following:

	For the years ended June 30,
	2020	2021	2022	2022
	RMB	RMB	RMB	U.S. Dollars
Current income tax provision (benefit)	¥282,322	¥(98,338)	¥10,214	$1,525
Deferred income tax benefit	—	(425,913)	(624,088)	(93,179)
Income tax expenses (benefit)	¥282,322	¥(524,251)	¥(613,874)	$(91,654)